UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 139.3%
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	$3,000,000	$3,176,880
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	1,560,000	1,688,248
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	310,689
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	255,000	286,340
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,509,199
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	557,541
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	631,422
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,356,086

		$9,516,405
General Obligations - General Purpose - 4.5%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,260,000	$1,494,083
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	2,620,000	2,769,550
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	495,000	567,448
Luzerne County, PA, AGM, 6.75%, 2023	865,000	1,027,015
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	2,500,000	2,707,325
State of California, 5.25%, 2028	660,000	780,476
State of California, 5.25%, 2030	1,560,000	1,807,510
State of California, 5.25%, 2035	1,285,000	1,467,933
State of California, 5%, 2041	455,000	496,519
State of Hawaii, “DZ”, 5%, 2031	335,000	400,281

		$13,518,140
General Obligations - Improvement - 0.2%
Guam Government, “A”, 7%, 2039	$170,000	$192,075
New Orleans, LA, 5%, 2030	85,000	95,418
New Orleans, LA, 5%, 2031	155,000	173,146

		$460,639
General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$242,414
Chicago, IL, Board of Education, “A”, 5%, 2041	170,000	187,009
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	203,634
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	145,000	62,521
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	486,687
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	440,243

		$1,622,508
Healthcare Revenue - Hospitals - 31.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$616,800
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,632,318
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	858,169
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,519,425
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	380,000	410,829
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	286,486
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	745,940
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,543,731
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	590,000	646,776
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,156,407
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	700,000	703,934
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	935,627
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5%, 2042	670,000	721,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$1,150,000	$1,290,231
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	695,178
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	230,000	254,656
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,432,498
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,860,000	2,068,543
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	570,000	631,879
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	762,360
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	375,000	374,089
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,222,839
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,127,182
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	1,042,670
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,981,198
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	689,665
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	435,094
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	421,568
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,297,334
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	85,000	91,258
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	170,000	181,954
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	65,000	72,080
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	210,000	230,061
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	325,000	353,516
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,736,400
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	113,192
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	466,094
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	495,000	534,922
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	505,000	506,990
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	110,000	125,887
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	700,000	754,894
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,008,731
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,245,980
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	1,059,066
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	85,000	91,333
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	60,000	63,458
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	231,485
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,160,163
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	436,253
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,270,007
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	99,778
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	396,224
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	307,551
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	179,722
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,417,627
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,859,421
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,700,448
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,801,455
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,937,544
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,563,229
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	506,066
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	2,066,275
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	13,959,500
Salida, CO, Hospital District Rev., 5.25%, 2036	1,582,000	1,608,451
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.094%, 2020 (c)(p)	600,000	603,672
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	628,038
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	185,881

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	$315,000	$316,499
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	376,823
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	212,501
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	870,103
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	175,000	189,917
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2013 (c)	670,000	693,953
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	287,405
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	430,896
Southeastern Ohio Port Authority, Hospital Facilities Rev., 5.75%, 2032	595,000	618,919
Southeastern Ohio Port Authority, Hospital Facilities Rev., 6%, 2042	620,000	645,116
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,164,361
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	735,000	9,188
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,091,725
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	1,028,921
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	839,662
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	2,103,885
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	606,882
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,514,490
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,511,188
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	201,558
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	937,336
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,032,040
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	360,269
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	95,000	105,251
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,185,621
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	756,972
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	749,933

		$92,900,594
Healthcare Revenue - Long Term Care - 13.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$345,000	$259,540
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	828,570
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,400,000	3,059,728
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	436,029
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	293,054
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	173,701
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	226,028
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	154,377
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	540,000	544,055
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	737,650
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	386,888
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	1,017,810
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	1,055,000	1,116,222
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,500,134
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	747,857
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	290,833
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	334,003
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	1,000,380
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	205,781
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	124,961
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	328,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	$500,000	$558,955
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.125%, 2032	185,000	196,143
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.25%, 2037	165,000	173,836
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	410,000	420,287
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	407,075
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	936,267
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	550,450
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	778,824
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,279,677
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	520,650
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	76,489
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	27,798
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	740,000	743,367
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	185,000	187,523
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	838,296
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	595,000	596,035
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	195,000	170,646
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	643,865
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	250,000	279,940
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	224,932
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	325,351
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	391,582
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	541,576
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,335,545
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	200,803
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	47,591
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	11,075
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	1,049
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	81,183
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	121,761
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,145,000	1,167,637
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	565,000	612,245
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	255,000	274,821
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	254,643
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	518,563
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	532,740
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	720,391
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	216,602
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	332,254
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	290,000	309,352
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	387,923
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	81,168
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	665,000	670,154
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	367,169	284,325
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	335,086	242,552
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	157,358	5,621
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	143,608	5,130
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,746,743
Sterling, IL (Hoosier Care), 7.125%, 2034	645,000	645,168
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	475,000	454,832
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	127,617
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	100,000	100,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	$780,000	$852,189
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,676,880
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	225,000	242,096
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	170,000	182,657
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	287,701
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	431,809
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	464,490
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	771,323

		$41,034,852
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$762,260

Human Services - 2.3%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$69,300
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	107,250
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	945,000	950,481
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	490,000	497,125
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	379,451
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,126,994
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,210
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	629,040
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	985,000	951,480
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	905,000	914,285
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	890,000	892,243
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	165,000	165,945

		$6,798,804
Industrial Revenue - Airlines - 7.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$676,317
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	313,654
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,753,152
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,653,872
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	2,940,000	2,955,082
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	385,000	387,048
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	517,428
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (a)(d)	850,000	845,155
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,306,136
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,602,353
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025 (d)(q)	5,485,000	5,845,145
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	1,025,000	1,092,291

		$20,947,633
Industrial Revenue - Chemicals - 2.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,214,820
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	80,673
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,122,330
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	710,742
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,941,370

		$6,069,935
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$760,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	$440,000	$469,238
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,830,063
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	716,555

		$3,775,950
Industrial Revenue - Other - 2.5%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$12,624	$126
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	224,775	2,248
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	86,061
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	432,356
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	615,000	623,241
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	636,504
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,308,113
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	597,406
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,262,975
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	600,000	634,416

		$7,583,446
Industrial Revenue - Paper - 2.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$155,000	$161,673
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	2,186,722
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	525,273
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,276,300
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	666,099
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	613,946
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	1,870,000	39,270
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	700,000	14,700

		$6,483,983
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$261,439
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	171,140
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	556,176
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	885,044
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	525,212
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	278,036

		$2,677,047
Miscellaneous Revenue - Other - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$531,605
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	236,055
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	183,790
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	348,843
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	200,000	202,834
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	431,204
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	245,000	281,064
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,285,000	1,478,534
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	254,599
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	210,000	183,282
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	145,000	146,502
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	700,000	725,193
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,143,639
District of Columbia Rev. (American Society Hematology), 5%, 2036	85,000	92,331
District of Columbia Rev. (American Society Hematology), 5%, 2042	65,000	70,439
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,165,000	1,172,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	$75,000	$75,088
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	71,405
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	508,554
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,223,589
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	895,000	993,092
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,141,886
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	92,683
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	160,000	155,682
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	145,000	145,352
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	908,311
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)(d)	395,000	118,500

		$12,917,025
Multi-Family Housing Revenue - 2.1%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$212,369
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	2,000,000	2,220,280
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	443,126
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	1,095,000	704,545
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	695,080
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	1,598,711	1,582,788
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	454,670

		$6,312,858
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$517,408

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$195,000	$213,406
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	406,384
Massachusetts Port Authority, “A”, 5%, 2037	65,000	72,127

		$691,917
Sales & Excise Tax Revenue - 4.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$321,591
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	639,799
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	121,685
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	990,000	1,124,284
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,348,834
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	670,098
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	2,150,000	2,764,707
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	460,000	519,823
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2037	1,000,000	1,021,670
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2041	1,000,000	1,009,660
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	395,000	425,368
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	350,000	378,994
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	180,000	192,218
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	11,385,000	994,594
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	446,966

		$11,980,291
Single Family Housing - Local - 0.1%
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	$5,000	$4,770
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	120,000	126,378
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	45,000	47,602
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	42,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	$125,000	$130,345
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	65,000	67,554

		$418,705
Single Family Housing - State - 0.3%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$80,000	$84,090
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	75,000	78,767
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,171
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	130,000	134,172
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	685,000	717,757

		$1,045,957
Solid Waste Revenue - 1.0%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$85,000	$85,430
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,859,092
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	163,266

		$3,107,788
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$900,000	$928,476

State & Local Agencies - 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$220,000	$226,052
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	681,498
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	300,953
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	370,000	433,988
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	540,000	590,441

		$2,232,932
Student Loan Revenue - 1.0%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$650,254
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	335,000	375,277
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	335,000	375,337
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	40,000	44,906
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	675,000	756,236
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	760,000	840,644

		$3,042,654
Tax - Other - 1.5%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$710,000	$749,703
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	727,130
New Jersey Economic Development Authority Rev., 5%, 2025	220,000	245,573
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	122,304
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	49,640
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	49,484
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034	1,670,000	1,937,016
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	462,032

		$4,342,882
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$286,682
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	580,000	423,916
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	190,000	156,946
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	871,765
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	482,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	$715,000	$770,877
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	625,000	579,988
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	110,000	109,183
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	295,887
Fishhawk Community Development District, FL, 7.04%, 2014	20,000	20,191
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	536,418
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	468,970
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	250,000	176,093
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	93,739
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	415,000	359,261
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	269,445
Main Street Community Development District, FL, “A”, 6.8%, 2038	545,000	521,320
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	650,000	338,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	440,000	172,700
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	245,812
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	205,000	202,317
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	930,000	923,462
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	166,246
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	519,024
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	195,000	176,613
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	745,000	681,884
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	510,000	134,589
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	41,449
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	250,863
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	165,000	115,502
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	130,305
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	720,920
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	241,697
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	425,000	409,394

		$12,060,856
Tobacco - 6.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,905,000	$2,430,149
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,935,000	1,598,639
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	825,000	666,699
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,430,000	1,430,358
District of Columbia, Tobacco Settlement, 6.25%, 2024	735,000	751,979
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	870,383
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,062,650
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	1,028,641
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	3,090,762
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,520,190
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	830,000	850,725
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	15,845
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,095,000	1,706,398
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	155,000	164,142
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,440,000	1,619,827
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	130,000	135,522

		$18,942,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 3.8%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,865,618
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	1,989,899
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,765,064
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,110,000	1,285,247
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	335,000	354,309
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	1,205,000	1,268,720
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	460,000	495,333
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	765,000	869,683
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,225,000	1,343,605

		$11,237,478
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,471,980

Universities - Colleges - 15.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$155,000	$168,418
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	1,055,000	1,178,846
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	265,176
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	599,165
California State University Rev., “A”, 5%, 2037	1,950,000	2,184,117
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	392,951
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	433,625
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	40,000	43,951
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	355,000	393,553
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	532,547
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	772,398
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,303,134
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	1,019,247
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	337,533
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	270,000	302,621
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,504,600
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	127,606
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2015 (u)	20,000,000	22,722,800
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	636,827
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,598,543
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	991,855
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	703,746
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,302,815
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	115,205
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	295,000	324,296
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	320,000	340,688
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2044	750,000	792,908
University of California Rev., “G”, 4%, 2029	2,325,000	2,533,134
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	603,542

		$45,225,847
Universities - Dormitories - 1.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$378,571
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	392,456
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	474,611
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	1,215,000	1,407,991
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	85,000	90,471
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	105,000	112,984
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	174,203
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	240,505

		$3,271,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 3.6%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$1,000,000	$1,052,190
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	160,000	175,374
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	143,677
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	641,284
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	394,975
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	60,000	59,532
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	75,000	76,770
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	180,000	184,678
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	380,000	404,293
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 7.625%, 2041	875,000	1,011,999
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	417,312
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	436,794
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	950,358
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	140,000	56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	157,475
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	110,000	114,751
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	275,000	288,959
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	128,837
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	257,501
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	834,195
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	899,197
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	452,580
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	479,828
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,281,556

		$10,900,115
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$830,905
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	359,279

		$1,190,184
Utilities - Investor Owned - 4.4%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),”A”, 4.5%, 2030	$1,055,000	$1,090,659
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	77,688
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	555,390
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,291,202
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	2,040,247
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	750,000	871,050
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	199,109
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,556,925
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	610,796
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	802,208
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	444,200
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,379,092
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,397,582

		$13,316,148
Utilities - Municipal Owned - 0.9%
Long Island, NY, Power Authority, “A”, 5%, 2038	$1,155,000	$1,290,944
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	600,000	616,500
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	663,107

		$2,570,551

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$277,582
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	585,244
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	559,910
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	319,930
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	516,811
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	62,789
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,395,000	2,489,722
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	484,843
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	562,433
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	88,574
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	616,913
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	995,057
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	481,104

		$8,040,912
Water & Sewer Utility Revenue - 9.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$899,527
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,379,622
Clairton, PA, Municipal Authority, “B”, 5%, 2037	265,000	269,691
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	485,000	520,977
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,325,280
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	322,634
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	1,079,315
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	47,091
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,225,854
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,876,832
Houston, TX, Utility System Rev., “D”, 5%, 2036	855,000	978,462
King County, WA, Sewer Rev., 5%, 2040	2,750,000	3,118,143
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,436,326
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	335,000	416,278
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,526,118
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	2,139,093
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034 (f)	3,900,000	4,539,483
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	350,000	393,323

		$27,494,049
Total Municipal Bonds		$417,413,910

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	11,961,381	$11,961,381
Total Investments		$429,375,291

Other Assets, Less Liabilities - (5.3)%		(15,880,921)

Preferred shares (issued by the fund) - (38.0)%		(113,750,000)
Net assets applicable to common shares - 100.0%		$299,744,370

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,068,011 representing 2.4% of net assets applicable to common shares.
(p)	Primary inverse floater.

Portfolio of Investments (unaudited) – continued

(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$695,080
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 7/31/12

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$12,082,500	September - 2012	$(292,780)

At July 31, 2012, the fund had liquid securities with an aggregate value of $290,993 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$417,413,910	$—	$417,413,910
Mutual Funds	11,961,381	—	—	11,961,381
Total Investments	$11,961,381	$417,413,910	$—	$429,375,291

Other Financial Instruments
Futures Contracts	$(292,780)	$—	$—	$(292,780)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 10/31/11	$178,062
Accrued discounts/premiums	24
Realized gain (loss)	(225,800)
Change in unrealized appreciation (depreciation)	213,453
Liquidation proceeds	(165,739)
Balance as of 7/31/12	$—

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$386,336,493
Gross unrealized appreciation	$35,813,568
Gross unrealized depreciation	(9,099,882)
Net unrealized appreciation (depreciation)	$26,713,686

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	832,155	65,887,678	(54,758,452)	11,961,381

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,312	$11,961,381

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.